Note 18 - Private Placement Offering	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Private Placement Offering [Text Block]
18	Private Placement Offering

On
January 19, 2016,
the Company entered into a Securities Purchase Agreement for the sale of
2,787,872
Units, each consisting of
one
share of common stock and a warrant to purchase
0.75
shares of common stock, to approximately
20
private investors. The purchase price for each Unit was
$1.24375.
Gross proceeds were approximately
$3.5
million. Net proceeds to the Company after fees was approximately
$3.1
million. The portion of the purchase price attributable to the common shares included in each Unit was
$1.15,
the consolidated closing bid price for the Company’s common stock on
January 15, 2016.
The warrant price was
$.09375
per Unit (equivalent to
$0.125
per whole warrant share), with an exercise price of
$1.15
per share. The term of the warrants is
five
years from the date of completion of the transaction. Emerging Growth Equities, Ltd also received warrants to purchase
292,727
shares of common stock at an exercise price of
$1.15
per share as part of its consideration for serving as placement agent in connection with the private placement.